Satellites, Property and Other Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Satellites Property and Other Equipment [Line Items]
Impairment of property and other equipment	$ 36.3	$ 13.8
Impairment	39.7
Borrowing costs capitalized
Telesat International Limited [Member]
Satellites Property and Other Equipment [Line Items]
TIL’s interest	42.50%